UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08415

EVERGREEN FIXED INCOME TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)
Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:  4/30

Date of reporting period:  7/1/2007 - 6/30/2008

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Fixed Income Trust (the "Registrant"):

Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)
	Evergreen Core Plus Bond Fund (formerly Evergreen Diversified Bond Fund) Evergreen Diversified Income Builder Fund (formerly Evergreen Strategic Income Fund)
	Evergreen High Income Fund (formerly Evergreen High Yield Bond Fund) Evergreen Institutional Mortgage Portfolio
	Evergreen U.S. Government Fund

The following series of the Registrant was liquidated during the reporting period (date of liquidation indicated below) and held no voting securities from 7/1/2007 through the date of liquidation:

Evergreen Ultra Short Opportunities Fund (liquidated on June 26, 2008)

None of the following series of the Registrant held securities during the reporting period, as noted above, in which there was a securityholder vote, and accordingly, they have no proxy votes to report.

	Evergreen Core Plus Bond Fund
	(formerly Evergreen Diversified Bond Fund)
	Evergreen Diversified Income Builder Fund
	(formerly Evergreen Strategic Income Fund)
	Evergreen Institutional Mortgage Portfolio
	Evergreen U.S. Government Fund
	Evergreen Ultra Short Opportunities Fund

The following is the proxy voting record for each series of the Registrant that has a proxy voting record during the reporting period:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08415
Reporting Period: 07/01/2007 - 06/30/2008
Evergreen Fixed Income Trust


========================== EVERGREEN HIGH INCOME FUND ==========================


DELTA AIR LINES, INC.

Ticker:       DAL            Security ID:  247361702
Meeting Date: JUN 3, 2008    Meeting Type: Annual
Record Date:  APR 18, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Richard H. Anderson        For       For        Management
2     Elect Director John S. Brinzo             For       For        Management
3     Elect Director Daniel A. Carp             For       For        Management
4     Elect Director Eugene I. Davis            For       Against    Management
5     Elect Director Richard Karl Goeltz        For       For        Management
6     Elect Director David R. Goode             For       For        Management
7     Elect Director Victor L. Lund             For       For        Management
8     Elect Director Walter E. Massey           For       For        Management
9     Elect Director Paula Rosput Reynolds      For       For        Management
10    Elect Director Kenneth C. Rogers          For       For        Management
11    Elect Director Kenneth B. Woodrow         For       For        Management
12    Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

SPRINT NEXTEL CORP

Ticker:       S              Security ID:  852061100
Meeting Date: MAY 13, 2008   Meeting Type: Annual
Record Date:  MAR 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Robert R. Bennett          For       For        Management
2     Elect Director Gordon M. Bethune          For       For        Management
3     Elect Director Larry C. Glasscock         For       For        Management
4     Elect Director James H. Hance, Jr.        For       For        Management
5     Elect Director Daniel R. Hesse            For       For        Management
6     Elect Director V. Janet Hill              For       For        Management
7     Elect Director Irvine O. Hockaday, Jr.    For       For        Management
8     Elect Director Rodney O?Neal              For       For        Management
9     Elect Director Ralph V. Whitworth         For       For        Management
10    Ratify Auditors                           For       For        Management
11    Amend Articles/Bylaws/Charter -- Call     Against   For        Shareholder
      Special Meetings


--------------------------------------------------------------------------------

TRONOX, INC.

Ticker:       TRX            Security ID:  897051108
Meeting Date: MAY 14, 2008   Meeting Type: Annual
Record Date:  MAR 20, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David G. Birney            For       For        Management
2     Elect Director Bradley C. Richardson      For       For        Management
3     Ratify Auditors                           For       For        Management



========== END NPX REPORT

                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN FIXED INCOME TRUST
                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
	            		    (Chief Executive Officer)

Date:  August 28, 2008
     --------------------------